Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 28, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Separate Account Eleven for Variable Annuities
File Nos. 333-152258/811-21262
(PrimElite I)
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account
Eleven for Variable Annuities (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 27, 2026 and Statement of Additional
Information (“SAI”) dated April 27, 2026 being used for certain variable annuity contracts offered by the
Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 20 for the Account filed electronically with the Commission on April 2, 2026.

If you have any questions, please contact me at (980) 949-4636.

Sincerely,

/s/ Samantha Rawleigh
Samantha Rawleigh
Corporate Counsel
Brighthouse Life Insurance Company